Share-based payments	12 Months Ended
Dec. 31, 2022
Share-based payments
Share-based payments
2 5 .	Share-based payments

(a)	Share incentive plan
In March 2011, the Group adopted the Vipshop Holdings Limited 2011 Stock Incentive Plan (the “2011 Plan”), which provide up to an aggregate of
7,350,000
Class A ordinary shares of the Company as share-based compensation to employees, directors, officers and consultants and other eligible personal of the Group.

In 2012, the Group adopted the 2012 Stock Incentive Plan (the “2012 Plan”), which provide
d
up to an aggregate of 9,000,000 Class A ordinary shares of the Company, and the maximum aggregate number of shares that may be issued per calendar year is 1,500,000 from 2012 until the termination of the 2012 Plan.
In July 2014, the Group adopted the 2014 Stock Incentive Plan (the “2014 Plan”), in which the maximum aggregate number of ordinary shares may be issued under the 2014 Plan is (i) 5,366,998 Class A ordinary shares, and (ii) an automatic increase on January 1 of each year after the effective date of the 2014 Plan by that number of shares representing 1.5% of the Group’s then total issued and outstanding share capital as of December 31 of the preceding year, or such less number as determined by the board of directors.
In January 2017, the Group granted 900,000 restricted shares to its senior management, and on the same date, the Group also granted 1,320,000 share options to its senior management at an exercise price of US$68.35 (approximately RMB444.71) per ordinary share pursuant to the Group’s 2014 Share Incentive plan. In December 2018, the exercise price of 660,000 share options among the foregoing batch was adjusted to US$26.30 (approximately RMB180.83) per ordinary share.
In January 2020, the Group granted 5,363,788 share options to its senior management at an exercise price of US$66.85 (approximately RMB453.88) per ordinary share pursuant to the Group’s 2014 Share Incentive plan.
The expiration dates of the options were 5 to 10 years from grant date, vesting is subject to the continuous services of the option holders to the Group, and post-termination exercise period ranged from 3 to 9 months. During any authorized leave of absence, the vesting of the option shall be suspended after the leave of absence exceeds a period of 90 days. Vesting of the option shall resume upon the option holders’ return to service to the Group. The vesting schedule shall be extended by the length of the suspension.
In the event of termination of the option holders’ continuous service for cause, the option holders’ right to exercise the option shall terminate concurrently, except otherwise determined by the plan administrator, and the Group shall have the rights to repurchase all vested options purchased by the option holders at a discount price determined by the plan administrator. The share option holders have waived any voting rights with regard to the shares and granted a power of attorney to the Board of Directors of the Group to exercise voting rights with respect to the shares.
The Group uses the Binomial model to determine the estimated fair value for each option granted below with the assistance of an independent valuation firm. The Group estimates that the forfeiture rate for key management and employees will be nil and 28% for 2020, nil and 29% for 2021,
and

nil and 26% for 2022, respectively.
The assumptions used in determining the fair value of the share options on the grant date were as follows:

Assumptions	2020
Expected dividend yield	0%
Risk-free interest rate	2.08%
Expected volatility	59.41%
Expected life	10 years
Exercise multiples	2.80 times
Weighted average fair value of underlying ordinary shares (US$/share)	44.77

Notes:

(1)	Expected dividend yield:
The expected dividend yield was estimated by the Group based on its dividend policy over the expected life of the options.

(2)	Risk-free interest rate:
Risk-free interest rate was estimated based on the US Treasury Bond as of the valuation date.

(3)	Expected volatility:
The volatility of the underlying ordinary shares was estimated based on historical volatility of the Group for the period before the valuation date with length commensurate to contractual life of the options.

(4)	Expected life:
The expected life was based on vesting term and contractual term of the share options.

(5)	Exercise multiples:
The Group estimated the exercise multiple based on a consideration of various research studies regarding exercise pattern from historical statistical data.

(6)	Fair value of underlying ordinary shares:
The fair value of ordinary shares were based on the closing price in the market.

For the years ended December 31, 2020, 2021 and 2022, the share option movements were as follows:

	Options outstanding	Weighted average exercise price per share	Weighted average remaining contractual years to expiry per share	Weighted average fair value at grant date	Weighted average intrinsic value per option	Aggregate intrinsic value
		US$		US$	US$	US$
Outstanding as of December 31, 2019	2,295,791	27.59	2.09 years	18.31	43.26	99,318,793

Granted	5,363,788	66.85	9.00 years
Forfeited	(13,750)	94.65	1.00 years
Exercised	(157,429)	0.84	0.33 years

Outstanding as of December 31, 2020	7,488,400	56.28	6.77 years	37.55	84.27	631,047,468

Forfeited	(35,572)	2.60	0 years
Exercised	(1,646,137)	39.01	0.55 years

Outstanding as of December 31, 2021	5,806,691	61.51	7.29 years	41.09	(19.51)	(113,305,854)

Forfeited	—
Exercised	—

Outstanding as of December 31, 2022	5,806,691	61.51	6.43 years	41.09	6.69	38,829,460

Non-vested as of December 31, 2022	2,756,391
Options vested and expected to vest as of December 31, 2022	5,806,691	61.51	6.43 years	41.09	6.69	38,829,493
Exercisable as of December 31, 2022	3,050,300	56.69	5.91 years	37.77	11.51	35,108,958
For the years ended December 31, 2020, 2021 and 2022, the Group recognized share-based payment expenses of RMB317,503, RMB247,648 and RMB261,869 in connection with the share options granted to key management and employees, respectively. The total fair value of shares vested during the years ended December 31, 2020, 2021 and 2022 was RMB297,577, RMB471,325 and RMB261,266, respectively.
As of December 31, 2021 and 2022, there was
RMB1,056,206
and RMB824,818 unrecognized compensation cost related to unvested share options granted, respectively. The unvested share options expense relating to the share options of the Group is expected to be recognized over a weighted average period of 4
years on a straight-line basis schedule as of December 31, 2022.

(b)	Non-vested shares
During the years ended December 31, 2020, 2021 and 2022, a total of
1,628, 542
, 1,583,290 and 1,950,761
non-vested
shares were granted to executive officers, employees, members of Audit Committee and consultants of the Group under the 2012 and 2014 Plan, respectively.
Most of the
non-vested
shares granted have a vesting period of four years of employment services with the first one-fourth
vesting on the first anniversary from grant date, and the remaining three fourth vesting on a monthly basis over a three-year period ending on the fourth anniversary of the grant date.

The
non-vested
shares are not transferable and may not be sold or pledged and the holder has no voting or dividend right on the non-vested
shares. In the event a
non-vested
shareholder’s employment for the Group is terminated for any reason prior to the fourth anniversary of the grant date, the holder’s right to the non-vested
shares will terminate effectively. The outstanding
non-vested
shares shall be forfeited and automatically transferred to and reacquired by the Group without any consideration.
For the years ended December 31, 2021 and 2022, the
non-vested
shares movement was as follows:

Non-vested shares outstanding
Outstanding as of December 31, 2020	2,991,693

Granted	1,583,290
Vested	(1,156,264)
Forfeited	(782,945)

Outstanding as of December 31, 2021	2,635,774

Granted	1,950,761
Vested	(1,084,205)
Forfeited	(534,238)

Outstanding as of December 31, 2022	2,968,092

The Group recognized compensation expense over the four year service periods on a straight-line basis, and applied a forfeiture rate of nil for key management for 2020, 2021 and 2022, while the forfeiture rate is 28%, 29% and 26% for employees for the years ended December 31, 2020, 2021 and 2022, respectively. The aggregate fair value of the restricted shares at grant dates was RMB956,864, RMB1,357,118 and RMB601,010 during the years ended December 31, 2020, 2021 and 2022, respectively. The fair value of non-vested
shares are measured at the respective market price of the Company’s ordinary shares on the grant-dates.
For the years ended December 31, 2020, 2021 and 2022, the Group recognized share-based payment expenses of RMB518,026, RMB611,572 and RMB593,061 in connection with the non-vested
shares granted to employees, respectively.
As of December 31, 2021 and 2022, there was
RMB1,405,731
and
RMB1,368,651
unrecognized compensation cost related to
non-vested
shares which is expected to be recognized over a weighted average vesting period o
f 2.79
years and 2.40 years, respectively. The weighted average grant date fair value per share of non-vested
shares granted during the years ended December 31, 2020, 2021 and 2022 were US
$87.13 (approximately RMB587.56), US$132.92 (approximately RMB857.15) and US$46.43 (approximately RMB308.09), respectively.

(c)	Share-based awards relating to Shan Shan Outlets
In December 2019, Shan Shan Outlets, a wholly-owned subsidiary of the Group, adopted a Stock Incentive Plan (“the Shan Shan Plan”), which provided up to an aggregate of RMB150,000,000, representing 15% of the equity interest of the Shan Shan Outlets as share-based compensation to employees, external assigned employees and other eligible personal. The maximum contractual term of the Shan Shan Plan is 10 years.

In December 2019, 7.5% of the equity interest of the Shan Shan Outlets share options were granted to its executive officer under the Shan Shan Plan. In August 2020, 0.1484% of the equity interest of Shan Shan Outlets were granted to key employees of Shan Shan. In February and August 2021, 0.4208% and 0.7611% of the equity interest of Shan Shan Outlets were granted to key employees of Shan Shan, respectively. In January and July 2022, 1.3538% and 1.2283% of the equity interest of Shan Shan Outlets were granted to key employees of Shan Shan, respectively.
The vesting period is generally 4 years of employment services where 25% to 95.83% will be vested on the first anniversary from grant date with the remaining to be vested ratably over the remaining vesting period.
No consideration will be transferred to the Group upon exercise, where Shan Shan Outlets shall repurchase the shares at a price determined based on Shan Shan Outlet’s
3-year-audited-average
net profit. Accordingly, the award is classified as a liability award with fair value recognized at each period end, and the fair value change due to re-measurement
is recognized in the general and administrative expenses. For the years ended December 31, 2020, 2021 and 2022, the Group recognized share-based payment expenses of RMB115,519, RMB150,793 and RMB352,651 in connection with the share options granted.
The Group uses the Monte Carlo Simulation Mode (the “MC” model) to determine the estimated fair value for share- based compensation liability below with the assistance of an independent valuation firm as of December 31, 2020, 2021 and 2022.
The assumptions used in determining the fair value of the share-based awards as of December 31, 2020, 2021 and 2022 were as follows:

Assumptions	2020	2021	2022
Expected dividend yield	0%	0%	0%
Risk-free interest rate	2.72%~2.89%	2.28%~2.52%	1.82%~2.39%
Expected volatility	32.30%~33.90%	36.40%~40.10%	39.51%~44.69%
Total fair value of share-based awards	416,194	551,040	832,456
Notes:

(1)	Expected dividend yield:
The expected dividend yield was estimated by the Group based on Shan Shan Outlet’s dividend policy over the expected life of the awards.

(2)	Risk-free interest rate:
Risk-free interest rate was estimated based on the China Government Bonds with a maturity life equal to the time period of the simulation as of the valuation date.

(3)	Expected volatility:
The expected volatility was estimated based on the
3-year
average annualized volatility of comparable companies’ revenue.

(d)	Share based compensation expenses
For the years ended December 31, 2020, 2021 and 2022, share based compensation expenses have been included in the following balances on the consolidated statements of income and comprehensive income:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Fulfillment expenses	(100,486)	(88,985)	(74,063)
Marketing expenses	(16,534)	(26,834)	(14,630)
Technology and content expenses	(152,234)	(252,730)	(242,714)
General and administrative expenses	(681,794)	(641,464)	(876,174)

	(951,048)	(1,010,013)	(1,207,581)